Acquisitions And Minority Investment (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions And Minority Investment [Abstract]
Summary Of Estimated Fair Values Of Assets Acquired And Liabilities Assumed

	LightLab Imaging	AGA Medical	Total
Current assets	$15,424	$96,936	$112,360
Deferred income taxes, net	4,240	13,038	17,278
Goodwill	40,543	880,679	921,222
Other intangible assets	39,640	420,800	460,440
Acquired IPR&D	14,270	120,000	134,270
Other long-term assets	2,219	45,007	47,226
Total assets acquired	116,336	1,576,460	1,692,796

Current liabilities	23,555	62,154	85,709
Deferred income taxes, net	—	195,477	195,477
Other long-term liabilities	—	235,756	235,756
Net assets acquired	$92,781	$1,083,073	$1,175,854

Cash paid, net of cash acquired	$92,781	$549,426	$642,207
Non-cash (SJM shares at fair value)	—	533,647	533,647
Net assets acquired	$92,781	$1,083,073	$1,175,854